Derivative Instruments And Hedging Activities (Effects Of Derivative Instruments In Fair Value Hedging Relationships) (Details) (Interest, Net, Fair Value Hedging, USD $)
In Millions, unless otherwise specified
12 Months Ended
	May 27, 2012	May 29, 2011	May 30, 2010
Interest Rate Contract
Amount of Gain (Loss) Recognized in Earnings on Derivatives	$ (0.4)	$ 0.2	$ 3.4
Debt
Amount of Gain (Loss) Recognized in Earnings on Related Hedged Item	$ 0.4	$ (0.2)	$ (3.4)